Financial Instruments by Category (Details) - Schedule of Financial Assets at Amortized Cost - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Financial Assets [Abstract]
Accounts receivable	$ 17,236,384	$ 9,684,035
Financial assets included in deposits and other receivables	808,679	703,399
Pledged bank deposits	188,745	195,883
Cash and cash equivalents	68,641,016	24,077,695	$ 9,190,286	$ 17,610,635
Financial assets at amortised cost	$ 86,874,824	$ 34,661,012